Stockholders’ Equity/(Deficit) / Net Parent Investment (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Oct. 31, 2023	Aug. 31, 2022	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Aug. 18, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					100,000,000			20,000,000	12,500,000	12,500,000		12,500,000
Common stock, shares authorized	10,000,000							100,000,000		100,000,000
Common stock, shares issued								0		0
Number of shares issued						28,179,592
Employee benefit plan										51,250
Share based compensation										$ 168,000
Common stock, shares outstanding								0		0
Stock issued during period, value, new issues
Proceeds from issuance of private placement							$ 10,000,000	$ 11,518,000
Warrants issued								8,890
Common stock, par value					$ 0.00001			$ 0.00001		$ 0.00001
Preferred stock, par value								$ 0.00001		$ 0.00001		$ 0.00001
Debt instrument convertible descreption					The Series C Preferred Stock is not entitled to dividends, has a liquidation preference of $18.00 per share, subject to adjustment, may be converted 1:1 at any time at the option of the holder into common stock, and upon closing of an IPO will if transferred automatically convert 1:1 into common stock.
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Liquidation preference				$ 35,000,000
Preferred stock, shares issued				4,230,000
Stock issued during period, value, new issues				$ 4,990,000
Stock issued during period, shares, new issues				867,913
Proceeds from issuance of private placement	$ 153,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized										8,750,000		8,750,000
Preferred stock, shares issued								8,750,000		8,750,000		8,750,000
Liquidation preference				$ 35,000,000				$ 35,000,000		$ 35,000,000	$ 35,000,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Liquidation preference				$ 35,000,000
Nonvoting Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					30,000,000			30,000,000		62,500,000		62,500,000
Common stock, shares issued								28,230,842		28,230,842	28,230,842	0
Common stock, shares outstanding								28,230,842		28,230,842		0
Stock issued during period, value, new issues						$ 28,179,592
Common stock, par value					$ 0.00001			$ 0.00001		$ 0.00001		$ 0.00001
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized								5,000,000		2,500,000		2,500,000
Preferred stock, shares issued								4,171,445		381,658		0
Common stock, shares authorized	5,000,000
Common stock, shares issued										381,658
Preferred stock, shares issued										$ 2,150,000
Stock issued during period, value, new issues								$ 4,620,000
Stock issued during period, shares, new issues								890,310
Proceeds from issuance of private placement								$ 10,325,000
Principle shares								1,680,084
Stock issued in private placement								1,193
Principle shares								74,922
Series B Preferred Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	10,000,000
Common stock, shares issued	5,000,000
Number of shares issued	353,713
Proceeds from issuance of private placement		$ 10,325,000
Principle shares		1,680,084	799,603
Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized								5,000,000
Preferred stock, shares issued								74,922		0
Common stock, shares authorized	5,000,000
Series B-1 Preferred Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	5,000,000
Number of shares issued	8,388
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					2,500			2,500		2,500
Preferred stock, shares issued								0		0
Preferred stock, par value					$ 0.00001
Sale of stock, price per share					13,000
Preferred stock, liquidation preference per share					$ 18.00
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized										12,500,000		12,500,000
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, value, new issues
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, value, new issues
Preferred Stock [Member] | Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, value, new issues
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										62,500,000
Common stock, shares issued										28,230,842
Stock issued during period, value, new issues									$ 1,000	$ 1,000
Stock issued during period, shares, new issues									28,179,592	28,179,592